                    SUPPLEMENT DATED SEPTEMBER 30, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective November 2, 2009, certain Portfolios available for investment by Subaccounts offered in your contract will be renamed as listed in the table immediately below.

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                      Current Name                                                   New Name
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Legg Mason Partners Variable Equity Trust -- Legg Mason    Legg Mason Partners Variable Equity Trust -- Legg Mason
Partners Variable Aggressive Growth Portfolio -- Class II  ClearBridge Variable Aggressive Growth Portfolio -- Class II
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Legg Mason Partners Variable Equity Trust -- Legg Mason    Legg Mason Partners Variable Equity Trust -- Legg Mason
Partners Variable Fundamental Value Portfolio -- Class I   ClearBridge Variable Fundamental Value Portfolio -- Class I
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The prospectus is revised accordingly.

17959PRU SUPPA 09/30/09